UBS
VALUE EQUITY
FUND

-------------------

UBS
PRIVATE INVESTOR
FUNDS, INC.



SEMI-ANNUAL REPORT
JUNE 30, 1998

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Value Equity Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's semi-annual report for the six months ended June 30, 1998. This report contains a letter from the portfolio manager discussing the performance of the Fund for the six months ended June 30, 1998, including a market overview. In addition, it includes a complete set of financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

As you are aware, in December, 1997, Union Bank of Switzerland and Swiss Bank Corporation ('SBC') announced their intention to merge. Early in February, 1998, the shareholders of UBS and SBC overwhelmingly approved the proposed merger. The merger was completed on Monday June 29, 1998, creating UBS A.G.

UBS A.G. is a top-tier global financial services company which concentrates on clearly defined core businesses. As private banking and asset management are core businesses of the bank, shareholders of the UBS Private Investor Funds will continue to see a commitment to growing and building the mutual fund business.

We will continue to keep you informed of any new developments as they occur.

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

/s/ Dr. HansPeter Lochmeier


Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

The semi-annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

The UBS Value Equity Fund (the 'Fund') fell 1.30% in the second quarter compared with a gain of 3.3% for the S&P 500 Index. For the first half of 1998, the Fund was up 9.0% versus 17.7% for the S&P 500. While the S&P 500 is a standard benchmark, it is probably more appropriate, and certainly more useful, to judge our results against the universe in which we operate (i.e. stocks that have both above market yields and market capitalization's exceeding $3 billion). This group of stocks fell approximately 3.0%, and gained 6.2% for the second quarter and six months ended June 30, 1998, respectively. Also within this universe, 11 of the 12 market sectors recorded negative returns in the second quarter, with the only positive performance turned in by the health care group.

This chart provides a comparison of the Fund's performance to that of the S&P 500 Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains distributions) of a hypothetical $10,000 investment made on April 2, 1996* and held through June 30, 1998.




                        [PERFORMANCE GRAPH]





UBS VALUE EQUITY FUND                        S&P 500 INDEX
---------------------                        -------------
    10,000.00                                 10,000.00
     9,813.00                                 10,024.00
     9,957.00                                 10,281.00
     9,971.00                                 10,320.00
     9,609.00                                  9,864.00
     9,651.00                                 10,072.00
    10,084.00                                 10,639.00
    10,273.00                                 10,933.00
    10,962.00                                 11,759.00
    10,874.00                                 11,527.00
    11,177.00                                 12,247.00
    11,572.00                                 12,343.00
    11,053.00                                 11,836.00
    11,497.00                                 12,542.00
    12,195.00                                 13,306.00
    12,605.00                                 13,902.00
    13,391.00                                 15,009.00
    12,815.00                                 14,168.00
    13,513.00                                 14,945.00
    13,171.00                                 14,446.00
    14,014.00                                 15,114.00
    14,089.00                                 15,374.00
    14,285.00                                 15,545.00
    14,748.00                                 16,666.00
    15,564.00                                 17,519.00
    15,553.00                                 17,696.00
    15,302.00                                 17,392.00
    15,357.00                                 18,098.00



     Average Annual Total Return:

                                                                          UBS
                                                                      VALUE EQUITY       S&P
                                                                          FUND        500 INDEX
                                                                      ------------    ---------
Six months ended June 30, 1998.....................................        9.00%        17.71%
1 year ended June 30, 1998.........................................       21.83%        30.18%
Since inception* through June 30, 1998.............................       21.04%        30.22%

------------
      * Commencement of operations -- April 2, 1996.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

MARKET OVERVIEW

The chart below illustrates how difficult it was to generate positive results in the second quarter of 1998 if an above average dividend yield was a requirement in the stock selection process.

                                                               YIELD          % RETURN (S&P 500)
                                                           -------------      ------------------

Above                                                               2.45%               -6.0%
                                                             1.71 - 2.44                -4.3%
                                                             1.11 - 1.70                -0.6%
                                                             0.30 - 1.10                +3.1%
Below                                                               0.29%               +6.5%

A major reason for the sub-par performance of higher yielding equities is that many of these stocks are currently found in commodity related industries. Basic industry and commodity products are being adversely impacted by excess worldwide capacity and, in turn, lower pricing. The paper, metal, and energy, industries were all down in the second quarter, as were the REIT's. On a related note, we should also point out that the technology group, as measured by the Morgan Stanley High Tech Index (MSH), jumped 9.8% in the second quarter, and was up 33.1% year-to-date through June 30. As you know, we do not have any technology exposure due to the lack of yield in these stocks. The Fund was hurt by the dynamics described above, with basic materials, capital goods, and communications services being the hardest hit areas of the portfolio. On a more positive note, our consumer cyclicals, energy, financial and healthcare holdings outperformed the yield universe we outlined above, each finishing the quarter with positive returns. Individual issues that benefited the Fund included DuPont, Sears, Exxon, American General, Mellon Bank, American Home Products, Bristol Myers, and Eastman Kodak.

                                                                SECOND QUARTER    1998 FIRST HALF
                                                                --------------    ---------------

S&P 500......................................................           +3.3%           +17.9%
S&P Mid-cap 400..............................................           -2.4            + 8.0
Value Line Index.............................................           -4.7            + 4.9
Russell 2000.................................................           -2.4            + 4.7
S&P 500 Equal Weight.........................................            1.6            +10.6

As you can see from the chart above, large capitalization stocks continue to dominate the market. While the cap weighted S&P 500 was up 3.3% in the most recent quarter and 17.9% for the first half, the 25 largest issues in the index were up 7.5% and 23.7% for the like periods. The contrast becomes even more dramatic when the top 25 are compared with the equal weighted S&P 500 returns of -1.6% in the second quarter and +10.6% in the first half. As further evidence of the mega-stock distortion, the median return for the S&P 500 during the quarter was -2.4%, and for the year-to-date it was +8.8%.

Although the major averages have reached new highs, the technical underpinnings of the market depict a far weaker environment. Momentum indicators usually top out ahead of the market, and the lead time for each is different. Breadth and volume peaked in April, which could suggest a market top in the fall based on historical results. New highs and the number of stocks above their 200 day moving averages topped out roughly one year ago; these indicators often have lead times of a year or more.

While many stocks and indexes did not match the S&P 500, the first half of 1998 turned out better than most expected. The consensus entering the year was that the major averages would deliver modest appreciation at best, certainly much closer to the long-term return of 10%. Most observers have been surprised that the market has performed well despite the deteriorating conditions in Southeast Asia and Japan, and mediocre first quarter earnings in the U.S. Second quarter profit growth is likely to be no better. The modest GDP and earnings per share improvement is due in large part to a ballooning trade deficit, which has probably knocked 2-3% off GDP on an annualized basis. This deterioration is due

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

mostly to a slowdown in exports caused, in turn, by a strong dollar vis-a-vis depressed Asian currencies. Recently, we have witnessed a pick-up in cheap imported goods into this country, a factor that will exacerbate the deficit issue.

We believe that profit growth will slow throughout the remainder of 1998. This is at odds with current analyst estimates which call for gains of 8% and 13% in the third and fourth quarters of this year. While many analysts have reduced their forecasts, we are concerned that expectations remain too high. Many companies are having increasing difficulty generating respectable sales growth. This may be one reason why the dollar volume of M&A activity has already surpassed the previous record for a whole year, set in 1997. Acquirers are paying top dollar to obtain both additional revenues and the cost benefits that usually go along with consolidation.

In our view, for U.S. GDP and corporate profits to regain momentum in the near term, a critical issue involves Japan putting its economic house in order. Without a strong Japan, other Asian economies will find it hard to recover quickly. If these pacific nations remain mired in recession, U.S. economic activity will most likely struggle. Company margins are increasingly being squeezed on both ends: slower sales growth and lower prices on the one hand, and higher unit labor costs on the other. Productivity improvements will continue to be a positive, but may not be sufficient to offset the negative macro factors noted above.

While equity valuations do not seem to matter to many investors these days, it should be noted that the S&P 500 is trading at 30X trailing earnings and 25X 1998 projections, both record levels. To this point, lower interest rates, and huge money flows coming from U.S. mutual fund and foreign investors have neutralized the negative issues surrounding the U.S. equity market. The overwhelming consensus is that rates are headed lower and the market appears to be fully discounting this view. With respect to the liquidity factor, it is difficult to envision a sustained bear market in stocks as long as mutual fund inflows exceed $20 billion per month, as they often have of late. However, should these same investors decide, for whatever reason, to sell instead of buy stocks, then the averages would have a long way to fall to get back to median historical valuation levels.

Our outlook for the near and intermediate term is decidedly cautious. Falling interest rates and low inflation, together with strong earnings growth, have fueled the equity bull market for years. None of these factors seems likely to support further substantial gains in stock prices, at least in the near term. This does not mean, however, that stocks will not continue to rise. It is very difficult to determine how far momentum and speculation might carry the averages. Within what we consider to be an overvalued market, we do see solid opportunities for the long-term investor. Some of the groups that are currently out of favor have reasonably strong intermediate-term fundamentals, with energy and REITS being the most attractively valued at present. Moreover, while the current market does not value yield, it should be noted that over a long period of time dividends have accounted for close to 40% of an equity investor's total return. While we cannot predict when (possibly when equity returns recede to the long-term average), we believe that dividends will once again be an important factor in the stock selection process, and that issues sporting above market yields will perform well relative to the overall market.

Neil S. Kenagy
Portfolio Manager

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS Value Equity Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving a portion of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is an unmanaged index broadly representative of the U.S. stock market.

UBS Value Equity Fund
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Value Equity Portfolio, at
  value.............................................................................     $28,961,629
Receivable from funds services agent................................................           5,954
Deferred organization expenses and other assets.....................................          76,082
                                                                                         -----------
          Total Assets..............................................................      29,043,665
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           1,338
Payable from purchase of capital stock..............................................          28,956
Other accrued expenses..............................................................          22,269
                                                                                         -----------
          Total Liabilities.........................................................          52,563
                                                                                         -----------

NET ASSETS..........................................................................     $28,991,102
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         205,913
                                                                                             -------
                                                                                             -------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $140.79
                                                                                             -------
                                                                                             -------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       206
Additional paid-in capital..........................................................      22,591,834
Net unrealized appreciation of investments..........................................       4,165,957
Accumulated undistributed net investment income.....................................         277,281
Accumulated undistributed net realized gains........................................       1,955,824
                                                                                         -----------
          Net Assets................................................................     $28,991,102
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS Value Equity Fund
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses from UBS Investor Portfolios
  Trust -- UBS Value Equity Portfolio
     Dividends........................................................                   $  352,421
     Interest.........................................................                       53,996
                                                                                         ----------
          Investment income...........................................                      406,417
     Total expenses...................................................     $124,584
     Less: Fee waiver.................................................      (14,032)
                                                                           --------
     Net expenses.....................................................                      110,552
                                                                                         ----------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Value
  Equity Portfolio....................................................                      295,865

EXPENSES:
     Shareholder service fees.........................................       35,131
     Administrative services fees.....................................        9,134
     Registration Fees................................................       16,764
     Amortization of organization expenses............................       11,457
     Reports to shareholders expense..................................       10,874
     Transfer agent fees..............................................        7,438
     Audit fees.......................................................        6,190
     Fund accounting fees.............................................        4,464
     Legal fees.......................................................        3,625
     Directors' fees..................................................        1,700
     Miscellaneous expenses...........................................        2,871
                                                                           --------
          Total expenses..............................................      109,648
          Less: Fee waiver and expense reimbursements.................      (79,676)
                                                                           --------
          Net expenses................................................                       29,972
                                                                                         ----------
Net investment income.................................................                      265,893
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS VALUE EQUITY PORTFOLIO:
Net realized gain on securities transactions..........................                    1,752,415
Net change in unrealized appreciation of investments..................                      363,419
                                                                                         ----------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Value Equity Portfolio......................                    2,115,834
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                   $2,381,727
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS Value Equity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                      ENDED          FOR THE YEAR
                                                                                  JUNE 30, 1998          ENDED
                                                                                   (UNAUDITED)     DECEMBER 31, 1997
                                                                                  -------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................    $    265,893       $   432,494
Net realized gain on securities transactions...................................       1,752,415         1,477,194
Net change in unrealized appreciation of investments...........................         363,419         3,117,642
                                                                                  -------------    --------------
Net increase in net assets resulting from operations...........................       2,381,727         5,027,330
                                                                                  -------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................................        --                (435,505)
Net realized gains.............................................................        --              (1,287,470)
                                                                                  -------------    --------------
Total dividends and distributions to shareholders..............................        --              (1,722,975)
                                                                                  -------------    --------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...............................................       7,324,298        20,401,903
Net asset value of shares issued to shareholders in reinvestment of dividends
  and distributions............................................................        --               1,713,022
Cost of shares redeemed........................................................      (7,238,873)       (8,361,026)
                                                                                  -------------    --------------
Net increase in net assets from transactions in shares of common stock.........          85,425        13,753,899
                                                                                  -------------    --------------
NET INCREASE IN NET ASSETS.....................................................       2,467,152        17,058,254

NET ASSETS:
Beginning of period............................................................      26,523,950         9,465,696
                                                                                  -------------    --------------
End of period (including undistributed net investment income of $277,281 and
  $11,388, respectively).......................................................    $ 28,991,102       $26,523,950
                                                                                  -------------    --------------
                                                                                  -------------    --------------

------------------------
See notes to financial statements.

UBS Value Equity Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED          FOR THE YEAR        APRIL 2, 1996*
                                                             JUNE 30, 1998          ENDED               THROUGH
                                                              (UNAUDITED)     DECEMBER 31, 1997    DECEMBER 31, 1996
                                                             -------------    -----------------    -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period......................      $129.17            $106.70              $100.00
                                                             ----------       ------------         ------------
Income from investment operations:
     Net investment income................................         1.29               2.32                 2.05
     Net realized and unrealized gain on investments......        10.33              29.17                 6.69
                                                             ----------       ------------         ------------
     Total income from investment operations..............        11.62              31.49                 8.74
                                                             ----------       ------------         ------------

Less dividends and distributions to shareholders:
     Dividends from net investment income.................       --                  (2.27)               (2.04)
     Distributions from net realized gains................       --                  (6.75)             --
                                                             ----------       ------------         ------------
     Total dividends and distributions....................       --                  (9.02)               (2.04)
                                                             ----------       ------------         ------------
     Net asset value, end of period.......................      $140.79            $129.17              $106.70
                                                             ----------       ------------         ------------
                                                             ----------       ------------         ------------
Total return..............................................         9.00%(1)          29.57%                8.74%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).............      $28,991            $26,524              $ 9,466
     Ratio of expenses to average net assets(2)...........         1.00%(3)           0.97%                0.90%(3)
     Ratio of net investment income to average net
       assets(2)..........................................         1.89%(3)           2.17%                3.04%(3)

------------------------

 * Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Value Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.67% (annualized), 0.89% and 2.65% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.

UBS Value Equity Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Value Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1998, the Company included six other funds, UBS Bond Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Value Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At June 30, 1998, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (47.50% at June 30, 1998). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in

UBS Value Equity Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1998, the administrative services fee amounted to $9,134.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1998, the shareholder service fee amounted to $35,131, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended June 30, 1998, UBS reimbursed the Fund for expenses totaling $44,545 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS Value Equity Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1998 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 1998         YEAR ENDED
                                                                (UNAUDITED)       DECEMBER 31, 1997
                                                              ----------------    -----------------

Shares subscribed..........................................         53,768             169,169
Shares issued to shareholders from reinvestment of
  dividends and distribution...............................        --                   13,323
Shares redeemed............................................        (53,198)            (65,860)
                                                              ------------        ------------
Net increase in shares outstanding.........................            570             116,632
                                                              ------------        ------------
                                                              ------------        ------------

UBS Value Equity Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
-------  -------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 91.2%
         BANKING & FINANCIAL INSTITUTIONS -- 10.5%
  3,400  BankAmerica Corp...........................................................................   $   293,888
 21,870  First Union Corporation....................................................................     1,273,928
 10,000  J.P. Morgan & Co...........................................................................     1,171,250
 27,100  Mellon Bank Corp...........................................................................     1,886,838
 40,800  U.S. Bancorp...............................................................................     1,754,400
                                                                                                       -----------
                                                                                                         6,380,304
                                                                                                       -----------
         CHEMICALS -- 4.3%
 10,250  Dow Chemical Company.......................................................................       991,047
 22,000  Du Pont (E.I.) de Nemours..................................................................     1,641,750
                                                                                                       -----------
                                                                                                         2,632,797
                                                                                                       -----------
         CONSUMER FOODS -- 5.0%
 19,300  General Mills, Inc.........................................................................     1,319,638
 31,400  H. J. Heinz Co.............................................................................     1,762,325
                                                                                                       -----------
                                                                                                         3,081,963
                                                                                                       -----------
         COSMETICS -- 1.6%
 22,600  International Flavors & Fragrances.........................................................       981,688
                                                                                                       -----------
         COSMETICS & TOILETRIES -- 2.0%
 27,000  Kimberly-Clark Corporation.................................................................     1,238,625
                                                                                                       -----------
         DIVERSIFIED -- 2.2%
 34,200  Fortune Brands Inc.........................................................................     1,314,563
                                                                                                       -----------
         DRUGS & PHARMACEUTICALS -- 12.5%
 36,400  American Home Products Corp................................................................     1,883,700
 22,400  Baxter International Inc...................................................................     1,205,400
 20,800  Bristol-Myers Squibb Co....................................................................     2,390,694
 46,400  Pharmacia & Upjohn Inc.....................................................................     2,140,200
                                                                                                       -----------
                                                                                                         7,619,994
                                                                                                       -----------
         FOOD -- RETAIL -- 2.9%
 33,900  Albertson's, Inc...........................................................................     1,756,444
                                                                                                       -----------
         INSURANCE -- 5.4%
 24,100  American General Corp......................................................................     1,715,619
 25,800  Marsh & McLennan Cos., Inc.................................................................     1,559,288
                                                                                                       -----------
                                                                                                         3,274,907
                                                                                                       -----------
         LUMBER, PAPER & BUILDING SUPPLIES -- 3.7%
 24,400  Union Camp Corp............................................................................     1,210,850
 22,600  Weyerhaeuser Co............................................................................     1,043,838
                                                                                                       -----------
                                                                                                         2,254,688
                                                                                                       -----------
         MANUFACTURING -- 3.9%
 23,400  Cooper Industries Inc......................................................................     1,285,538
 13,200  Minnesota Mining & Manufacturing...........................................................     1,084,875
                                                                                                       -----------
                                                                                                         2,370,413
                                                                                                       -----------
         METALS & MINING -- 1.6%
 17,000  Reynolds Metals Company....................................................................       950,938
                                                                                                       -----------
         OFFICE EQUIPMENT AND SUPPLIES -- 3.1%
 39,200  Pitney Bowes, Inc..........................................................................     1,886,500
                                                                                                       -----------
         PACKAGING -- 2.3%
 29,500  Crown Cork & Seal Company, Inc.............................................................     1,401,250
                                                                                                       -----------

------------------------
See notes to financial statements.

UBS Value Equity Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
-------  -------------------------------------------------------------------------------------------   -----------
         PETROLEUM PRODUCTION & SALES -- 7.4%
 23,000  Amoco Corp.................................................................................   $   957,375
 14,400  Chevron Corporation........................................................................     1,196,100
 17,000  Exxon Corporation..........................................................................     1,212,313
 18,900  Texaco Inc.................................................................................     1,128,094
                                                                                                       -----------
                                                                                                         4,493,882
                                                                                                       -----------
         PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 2.1%
 17,500  Eastman Kodak Company......................................................................     1,278,594
                                                                                                       -----------
         REAL ESTATE -- 5.4%
 35,000  Arden Realty, Inc. REIT (a)................................................................       905,625
 46,800  Security Capital Industrial Trust REIT (a).................................................     1,170,000
 38,400  Simon DeBartolo Group, Inc. REIT (a).......................................................     1,248,000
                                                                                                       -----------
                                                                                                         3,323,625
                                                                                                       -----------
         RETAIL -- 4.7%
 14,900  J. C. Penney Company, Inc..................................................................     1,077,456
 10,300  May Department Stores......................................................................       674,650
 18,000  Sears, Roebuck and Co......................................................................     1,099,125
                                                                                                       -----------
                                                                                                         2,851,231
                                                                                                       -----------
         TELECOMMUNICATIONS -- 8.2%
 10,200  Ameritech Corp.............................................................................       457,725
 19,800  Bell Atlantic Corp.........................................................................       903,375
 23,800  GTE Corporation............................................................................     1,323,875
 32,500  SBC Communications Inc.....................................................................     1,300,000
 22,100  US WEST, Inc...............................................................................     1,038,700
                                                                                                       -----------
                                                                                                         5,023,675
                                                                                                       -----------
         TOBACCO -- 2.4%
 38,000  Philip Morris Companies, Inc...............................................................     1,496,250
                                                                                                       -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 91.2%
  (COST $46,960,061)................................................................................    55,612,331
OTHER ASSETS IN EXCESS OF LIABILITIES -- 8.8%.......................................................     5,356,326
                                                                                                       -----------
NET ASSETS -- 100.0%................................................................................   $60,968,657
                                                                                                       -----------
                                                                                                       -----------

------------------------
(a) REIT -- Real Estate Investment Trust.
Note: Based upon the cost of investments of $46,960,061 for Federal Income Tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $9,449,258 and $796,988, respectively, resulting in net unrealized appreciation of $8,652,270.

See notes to financial statements.

UBS Value Equity Portfolio
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $46,960,061).............................................     $55,612,331
Cash................................................................................       6,712,904
Dividends and interest receivable...................................................         146,423
Deferred organization expenses and other assets.....................................          16,075
                                                                                         -----------
          Total Assets..............................................................      62,487,733
                                                                                         -----------
LIABILITIES:
Investment advisory fees payable....................................................          25,117
Administrative services fees payable................................................           3,671
Payable for investment securities purchased.........................................       1,462,033
Other accrued expenses..............................................................          28,255
                                                                                         -----------
          Total Liabilities.........................................................       1,519,076
                                                                                         -----------
NET ASSETS..........................................................................     $60,968,657
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS Value Equity Portfolio
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends..............................................................    $739,321
Interest...............................................................     113,868
                                                                           --------
     Investment income.................................................                  $  853,189

EXPENSES:
     Investment advisory fees..........................................     177,020
     Administrative services fees......................................      20,652
     Custodian fees and expenses.......................................      19,437
     Audit fees........................................................      18,688
     Fund accounting fees..............................................      17,356
     Legal fees........................................................       2,693
     Amortization of organization expenses.............................       2,378
     Trustees' fees....................................................       1,984
     Insurance expense.................................................       1,291
     Miscellaneous expenses............................................         591
                                                                           --------
          Total expenses...............................................     262,090
          Less: Fee waiver.............................................     (29,503)
                                                                           --------
          Net expenses.................................................                     232,587
                                                                                         ----------
Net investment income..................................................                     620,602
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions...........................                   3,803,556
Net change in unrealized appreciation of investments...................                     544,110
                                                                                         ----------
Net realized and unrealized gain on investments........................                   4,347,666
                                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                  $4,968,268
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS Value Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                     ENDED          FOR THE YEAR
                                                                                 JUNE 30, 1998          ENDED
                                                                                  (UNAUDITED)     DECEMBER 31, 1997
                                                                                 -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................................   $     620,602      $   1,085,689
Net realized gain on securities transactions..................................       3,803,556          3,252,224
Net change in unrealized appreciation of investments..........................         544,110          6,433,825
                                                                                 -------------    -----------------
Net increase in net assets resulting from operations..........................       4,968,268         10,771,738
                                                                                 -------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions...................................................      11,994,899         38,796,136
Value of withdrawals..........................................................     (10,874,955)       (20,113,162)
                                                                                 -------------    -----------------
Net increase in net assets from capital transactions..........................       1,119,944         18,682,974
                                                                                 -------------    -----------------

NET INCREASE IN NET ASSETS....................................................       6,088,212         29,454,712

NET ASSETS:
Beginning of period...........................................................      54,880,445         25,425,733
                                                                                 -------------    -----------------
End of period.................................................................   $  60,968,657      $  54,880,445
                                                                                 -------------    -----------------
                                                                                 -------------    -----------------


------------------------
See notes to financial statements.

UBS Value Equity Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                   ENDED          FOR THE YEAR        APRIL 2, 1996*
                                                               JUNE 30, 1998          ENDED               THROUGH
                                                                (UNAUDITED)     DECEMBER 31, 1997    DECEMBER 31, 1996
                                                               -------------    -----------------    -----------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...............      $60,969            $54,880              $25,426
     Ratio of expenses to average net assets(1).............         0.79%(2)           0.54%                0.91%(2)
     Ratio of net investment income to average net
       assets(1)............................................         2.10%(2)           2.65%                3.07%(2)
     Portfolio turnover.....................................           20%                47%                  19%

------------------------
* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.10% (annualized), 0.39% and 0.60% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.

UBS Value Equity Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Value Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At June 30, 1998, all of the beneficial interests in the Portfolio were held by UBS Value Equity Fund and UBS Value Equity Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $30,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensa-

UBS Value Equity Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
tion for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended June 30, 1998, the investment advisory fee amounted to $177,020. UBS voluntarily agreed to waive $29,503 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the six months ended June 30, 1998, the administrative services fee amounted to $20,652.

4. PURCHASE AND SALES OF INVESTMENTS
For the six months ended June 30, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $10,705,932 and $11,298,392, respectively.

-------------------------------------------------------------------------------

                               UBS VALUE EQUITY FUND
                               200 CLARENDON STREET
                            BOSTON, MASSACHUSETTS 02116

INVESTMENT ADVISER                         UNION BANK OF SWITZERLAND,
                                           NEW YORK BRANCH
                                           1345 AVENUE OF THE AMERICAS
                                           NEW YORK, NY 10105


ADMINISTRATOR                              INVESTORS BANK & TRUST COMPANY
                                           200 CLARENDON STREET
                                           BOSTON, MASSACHUSETTS 02116


DISTRIBUTOR                                FIRST FUND DISTRIBUTORS, INC.
                                           4455 EAST CAMELBACK ROAD
                                           PHOENIX, AZ 85018


CUSTODIAN AND TRANSFER AGENT               INVESTORS BANK & TRUST COMPANY
                                           200 CLARENDON STREET
                                           BOSTON, MASSACHUSETTS 02116


The accompanying financial statements dated as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.


-------------------------------------------------------------------------------